Commitments and Contingencies PGL Commitments (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 20, 2011	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Sponsor Fees [Line Items]
Accrued liabilities		$ 249,518	$ 239,266
Kansas Star
Sponsor Fees [Line Items]
Payment to option holder, term	10 years
Diamond Jo Dubuque
Sponsor Fees [Line Items]
Sponsor Fees		$ 3,000	2,800	$ 3,000
Sponsor Fee Percentage		4.50%
Diamond Jo Worth
Sponsor Fees [Line Items]
Sponsor Fees		$ 5,000	4,800	$ 5,000
Sponsor Fee Percentage		5.76%
Annual Donations for Education in Operating Area [Member] | Kansas Star
Sponsor Fees [Line Items]
Amount of other commitment		$ 1,500
Mulvane Special Tax Assessment for Utilities [Member] | Kansas Star
Sponsor Fees [Line Items]
Other Commitment, Time Period		15 years
Debt Issued by Counterparty		$ 19,700
Special Tax Assessment			1,700
Accrued liabilities		9,600	10,300
Mulvane Special Tax Assessment for Utilities, Discount [Member] | Kansas Star
Sponsor Fees [Line Items]
Accrued liabilities		4,600	5,100
Additional Mulvane Special Tax Assessment for Utilities [Member] | Kansas Star
Sponsor Fees [Line Items]
Debt Issued by Counterparty		5,000
Special Tax Assessment		1,700
Dubuque Minimum Assessment Agreement [Member] | Diamond Jo Dubuque
Sponsor Fees [Line Items]
Property Taxes, Minimum Agreed Taxable Value		57,900
Other Commitment, Minimum Annual Payments		1,900
Accrued Liabilities [Member] | Dubuque Minimum Assessment Agreement [Member] | Diamond Jo Dubuque
Sponsor Fees [Line Items]
Other Commitment, Obligation		1,900
Other Liabilities [Member] | Dubuque Minimum Assessment Agreement [Member] | Diamond Jo Dubuque
Sponsor Fees [Line Items]
Other Commitment, Obligation		14,400	14,700
Other Commitment, Discount on Obligation		$ 2,900	$ 3,000